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              HARTFORD LEADERS ELITE PLUS (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                     EFFECTIVE DATE
  RATINGS AGENCY        OF RATING       RATING        BASIS OF RATING
------------------ ------------------ ---------- -------------------------
      Fitch              9/19/02          AA       Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4019
333-91921